COMMITMENTS AND CONTINGENCIES (Details - Supplemental information)	Mar. 31, 2024
Commitments and Contingencies Disclosure [Abstract]
Weighted-average remaining lease term	2 years 2 months 12 days
Weighted-average discount rate	4.49%